Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Leases [Abstract]
Operating lease cost	$ 12,980	$ 14,199
Variable lease cost	5,936	3,616
Short term lease cost	172	43
Total lease cost	$ 19,088	$ 17,858